UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-22998

CSOP ETF TRUST

on behalf of the following series:

CSOP FTSE China A50 ETF

CSOP MSCI China A International Hedged ETF

CSOP China CSI 300 A-H Dynamic ETF

(Exact name of Registrant as specified in charter)

2801-2803, Two Exchange Square,

8 Connaught Place, Central

Hong Kong

(Address of principal executive offices)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1. SCHEDULES OF INVESTMENTS

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

	Shares	Market Value
Common Stocks - 99.9%
China - 99.9%
Advertising - 1.5%
Focus Media Information Technology Co. Ltd. Class A	49,000	$105,917

Auto Manufacturers - 2.6%
BYD Co. Ltd. Class A	6,700	66,910
Guangzhou Automobile Group Co. Ltd. Class A	4,600	17,415
SAIC Motor Corp. Ltd. Class A	20,589	101,274
		185,599

Banks - 33.2%
Agricultural Bank of China Ltd. Class A	308,300	181,276
Bank of Beijing Co. Ltd. Class A	113,172	124,227
Bank of China Ltd. Class A	184,100	112,205
Bank of Communications Co. Ltd. Class A	174,900	166,744
Bank of Shanghai Co. Ltd. Class A	6,790	14,781
China CITIC Bank Corp. Ltd. Class A	23,838	22,690
China Construction Bank Corp. Class A	78,600	92,673
China Everbright Bank Co. Ltd. Class A	121,700	75,668
China Merchants Bank Co. Ltd. Class A	102,728	457,673
China Minsheng Banking Corp. Ltd. Class A	201,320	259,309
Industrial & Commercial Bank of China Ltd. Class A	188,400	179,325
Industrial Bank Co. Ltd. Class A	121,032	315,691
Ping An Bank Co. Ltd. Class A	63,024	128,685
Shanghai Pudong Development Bank Co. Ltd. Class A	125,681	242,921
		2,373,868

Beverages - 9.3%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,800	67,089
Kweichow Moutai Co. Ltd. Class A	3,847	411,936
Wuliangye Yibin Co. Ltd. Class A	15,000	183,949
		662,974

Coal - 0.9%
China Shenhua Energy Co. Ltd. Class A	17,267	61,420

Commercial Services - 0.4%
Shanghai International Port Group Co. Ltd. Class A	26,300	26,850

Computers - 2.2%
BOE Technology Group Co. Ltd. Class A	180,900	160,800

Diversified Financial Services - 6.8%
CITIC Securities Co. Ltd. Class A	67,946	188,804
GF Securities Co. Ltd. Class A	21,941	56,185
Guotai Junan Securities Co. Ltd. Class A	28,900	82,169
Haitong Securities Co. Ltd. Class A	52,300	103,336
Huatai Securities Co. Ltd. Class A	22,800	60,415
		490,909

Electric - 1.2%
China Yangtze Power Co. Ltd. Class A	34,600	82,812

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Electronics - 2.0%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	24,263	$145,271

Engineering & Construction - 1.9%
China Communications Construction Co. Ltd. Class A	12,300	24,170
China Railway Construction Corp. Ltd. Class A	33,200	56,780
China Railway Group Ltd. Class A	44,900	57,833
		138,783

Food - 3.0%
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	43,500	214,971

Home Furnishings - 4.0%
Midea Group Co. Ltd. Class A	33,690	286,691

Insurance - 15.7%
China Life Insurance Co. Ltd. Class A	12,745	59,580
China Pacific Insurance Group Co. Ltd. Class A	22,017	140,003
New China Life Insurance Co. Ltd. Class A	5,546	59,770
Ping An Insurance Group Co. of China Ltd. Class A	80,436	864,158
		1,123,511

Iron/Steel - 0.8%
Baoshan Iron & Steel Co. Ltd. Class A	45,500	60,352

Miscellaneous Manufacturer - 1.7%
CRRC Corp. Ltd. Class A	65,030	120,900

Oil & Gas - 1.7%
China Petroleum & Chemical Corp. Class A	83,500	78,581
PetroChina Co. Ltd. Class A	35,400	43,966
		122,547

Pharmaceuticals - 1.7%
Jiangsu Hengrui Medicine Co. Ltd. Class A	11,300	119,666

Real Estate - 8.4%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	18,000	54,052
China State Construction Engineering Corp. Ltd. Class A	104,800	145,123
China Vanke Co. Ltd. Class A	56,500	269,413
Poly Real Estate Group Co. Ltd. Class A	59,700	129,688
		598,276

Telecommunications - 0.9%
China United Network Communications Ltd. Class A(a)	66,500	64,624

Total Common Stocks (Cost $5,238,443)		7,146,741

Total Investments -99.9% (Cost $5,238,443)#		7,146,741
Other assets in excess of liabilities - 0.1%		8,313
Net Assets - 100.0%		$7,155,054

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

(a)	Non-income producing security.

#    Cost for federal income tax purposes as of December 31, 2017 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,975,819
Gross unrealized depreciation	(67,521)
Net unrealized appreciation	$1,908,298

Summary of Investments by Sector^
Financials	55.7%
Consumer Staples	12.3
Consumer Discretionary	6.6
Real Estate	6.3
Industrials	6.0
Information Technology	5.8
Energy	2.6
Health Care	1.7
Utilities	1.2
Telecommunication Services	0.9
Materials	0.8
Other assets in excess of liabilities	0.1
100.0%

^	As a percentage of net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

	Shares	Market Value
Common Stocks - 101.0%
China - 101.0%
Advertising - 0.7%
Focus Media Information Technology Co. Ltd. Class A	3,700	$7,998
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,400	1,947
		9,945

Aerospace/Defense - 0.8%
AECC Aero-Engine Control Co. Ltd. Class A	700	1,643
AECC Aviation Power Co. Ltd. Class A	700	2,892
AVIC Aircraft Co. Ltd. Class A	1,400	3,630
AVIC Helicopter Co. Ltd. Class A	300	2,143
Jihua Group Corp. Ltd. Class A	2,100	2,170
		12,478

Agriculture - 0.5%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,675
Heilongjiang Agriculture Co. Ltd. Class A	900	1,489
Hunan Dakang International Food & Agriculture Co. Ltd. Class A(a)	1,960	855
Tongwei Co. Ltd. Class A	1,800	3,346
		7,365

Airlines - 1.3%
Air China Ltd. Class A	1,600	3,026
China Eastern Airlines Corp. Ltd. Class A	3,700	4,663
China Southern Airlines Co. Ltd. Class A	3,800	6,954
Hainan Airlines Holding Co. Ltd. Class A	6,400	3,134
Spring Airlines Co. Ltd. Class A	300	1,717
		19,494

Auto Manufacturers - 2.7%
Beiqi Foton Motor Co. Ltd. Class A	3,600	1,553
BYD Co. Ltd. Class A	700	6,991
China Avionics Systems Co. Ltd. Class A	800	1,681
Chongqing Changan Automobile Co. Ltd. Class A	2,000	3,869
FAW CAR Co. Ltd. Class A(a)	800	1,321
Hubei Energy Group Co. Ltd. Class A	2,900	2,062
Pang Da Automobile Trade Co. Ltd. Class A(a)	3,500	1,343
SAIC Motor Corp. Ltd. Class A	3,500	17,216
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	4,434
		40,470

Auto Parts & Equipment - 1.3%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	4,897
Huayu Automotive Systems Co. Ltd. Class A	1,100	5,014
Wanxiang Qianchao Co. Ltd. Class A	1,440	2,244
Weichai Power Co. Ltd. Class A	3,200	4,097
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	840	2,309
		18,561

Banks - 16.9%
Agricultural Bank of China Ltd. Class A	26,500	15,582
Bank of Beijing Co. Ltd. Class A	8,640	9,484

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Banks - 16.9% (continued)
Bank of China Ltd. Class A	21,200	$12,921
Bank of Communications Co. Ltd. Class A	18,700	17,828
Bank of Jiangsu Co. Ltd. Class A	5,200	5,868
Bank of Nanjing Co. Ltd. Class A	4,536	5,390
Bank of Ningbo Co. Ltd. Class A	2,730	7,464
Bank of Shanghai Co. Ltd. Class A	1,200	2,612
China CITIC Bank Corp. Ltd. Class A	2,600	2,475
China Construction Bank Corp. Class A	5,100	6,013
China Everbright Bank Co. Ltd. Class A	18,900	11,751
China Merchants Bank Co. Ltd. Class A	9,300	41,433
China Minsheng Banking Corp. Ltd. Class A	13,300	17,131
Huaxia Bank Co. Ltd. Class A	5,040	6,964
Industrial & Commercial Bank of China Ltd. Class A	23,200	22,082
Industrial Bank Co. Ltd. Class A	9,800	25,562
Ping An Bank Co. Ltd. Class A	8,160	16,661
Shanghai Pudong Development Bank Co. Ltd. Class A	12,584	24,323
		251,544

Beverages - 6.8%
Beijing Yanjing Brewery Co. Ltd. Class A	1,500	1,552
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	700	12,358
Kweichow Moutai Co. Ltd. Class A	500	53,540
Luzhou Laojiao Co. Ltd. Class A	600	6,079
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	400	3,500
Tsingtao Brewery Co. Ltd. Class A	400	2,415
Wuliangye Yibin Co. Ltd. Class A	1,700	20,848
		100,292

Biotechnology - 0.2%
Hualan Biological Engineering, Inc. Class A	480	1,981
MeiHua Holdings Group Co. Ltd. Class A	1,200	951
		2,932

Building Materials - 2.0%
Anhui Conch Cement Co. Ltd. Class A	2,100	9,456
BBMG Corp. Class A	3,800	3,168
Beijing New Building Materials PLC Class A	800	2,763
China Jushi Co. Ltd. Class A	1,300	3,251
Gree Electric Appliances, Inc. of Zhuhai Class A	1,200	8,051
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	3,528
		30,217

Chemicals - 1.6%
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	2,200	1,874
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A(c) (d)	4,000	2,892
Kingenta Ecological Engineering Group Co. Ltd. Class A(c) (d)	1,800	2,528
Qinghai Salt Lake Industry Co. Ltd. Class A	900	1,922
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	3,110
Wanhua Chemical Group Co. Ltd. Class A(c) (d)	1,440	8,387
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	3,236
		23,949

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Coal - 0.7%
Jizhong Energy Resources Co. Ltd. Class A	1,900	$1,698
Shaanxi Coal Industry Co. Ltd. Class A	2,300	2,881
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,600	2,795
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	2,647
		10,021

Commercial Services - 0.5%
Dalian Port PDA Co. Ltd. Class A	4,140	1,773
Eternal Asia Supply Chain Management Ltd. Class A	1,000	1,083
Shanghai International Port Group Co. Ltd. Class A	3,300	3,369
Yingkou Port Liability Co. Ltd. Class A	2,900	1,509
		7,734

Computers - 2.0%
Aisino Corp. Class A	1,000	3,307
BOE Technology Group Co. Ltd. Class A	16,100	14,311
Chengdu Santai Holding Group Co. Ltd. Class A(a) (c) (d)	750	782
Dawning Information Industry Co. Ltd. Class A	300	1,853
DHC Software Co. Ltd. Class A	1,400	1,763
Fujian Newland Computer Co. Ltd. Class A	900	2,477
GRG Banking Equipment Co. Ltd. Class A	900	1,028
Inspur Electronic Information Industry Co. Ltd. Class A	650	1,984
Venustech Group, Inc. Class A	800	2,868
		30,373

Distribution/Wholesale - 0.4%
Liaoning Cheng Da Co. Ltd. Class A(a)	800	2,161
Shanghai Jahwa United Co. Ltd. Class A	400	2,265
Sinochem International Corp. Class A	1,100	1,429
		5,855

Diversified Financial Services - 7.5%
Anxin Trust Co. Ltd. Class A	1,980	3,976
Changjiang Securities Co. Ltd. Class A	2,600	3,141
China Merchants Securities Co. Ltd. Class A	2,800	7,376
CITIC Securities Co. Ltd. Class A	4,700	13,060
Dongxing Securities Co. Ltd. Class A	900	1,990
Everbright Securities Co. Ltd. Class A	1,600	3,299
Founder Securities Co. Ltd. Class A(a)	4,400	4,654
GF Securities Co. Ltd. Class A	2,800	7,170
Guosen Securities Co. Ltd. Class A	2,200	3,665
Guotai Junan Securities Co. Ltd. Class A	3,400	9,667
Guoyuan Securities Co. Ltd. Class A	1,650	2,786
Haitong Securities Co. Ltd. Class A	3,900	7,706
Huatai Securities Co. Ltd. Class A	2,600	6,889
Industrial Securities Co. Ltd. Class A	3,560	3,979
Northeast Securities Co. Ltd. Class A	1,300	1,750
Orient Securities Co. Ltd. Class A	2,700	5,745
Pacific Securities Co. Ltd. Class A	3,525	1,959
SDIC Capital Co. Ltd. Class A	1,300	2,631
Sealand Securities Co. Ltd. Class A	2,250	1,693
Shanxi Securities Co. Ltd. Class A	1,200	1,699
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	7,346
Sinolink Securities Co. Ltd. Class A	1,600	2,343

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Diversified Financial Services - 7.5% (continued)
SooChow Securities Co. Ltd. Class A	1,300	$1,940
Southwest Securities Co. Ltd. Class A	3,000	2,132
Western Securities Co. Ltd. Class A	1,600	3,026
		111,622

Electric - 3.2%
China National Nuclear Power Co. Ltd. Class A	6,200	6,996
China Yangtze Power Co. Ltd. Class A	7,200	17,232
Huadian Power International Corp. Ltd. Class A	4,400	2,506
Huaneng Power International, Inc. Class A	3,700	3,505
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	3,100	1,413
SDIC Power Holdings Co. Ltd. Class A	3,600	4,057
Shenergy Co. Ltd. Class A	2,500	2,249
Shenzhen Energy Group Co. Ltd. Class A	2,100	1,954
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	3,594
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	3,846
		47,352

Electrical Components & Equipment - 1.3%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	390	2,358
Changyuan Group Ltd. Class A(b) (d)	720	1,746
China XD Electric Co. Ltd. Class A	2,800	1,878
Chinese Universe Publishing & Media Co. Ltd. Class A	800	2,079
Fangda Carbon New Material Co. Ltd. Class A	800	3,547
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,430	4,138
Zhejiang Chint Electrics Co. Ltd. Class A	600	2,409
Zhongshan Broad Ocean Motor Co. Ltd. Class A	900	963
		19,118

Electronics - 3.0%
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,800	2,592
GoerTek, Inc. Class A	1,600	4,262
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,150	24,847
Han's Laser Technology Industry Group Co. Ltd. Class A	600	4,550
Luxshare Precision Industry Co. Ltd. Class A	1,575	5,668
Unigroup Guoxin Co. Ltd. Class A	300	2,210
		44,129

Energy-Alternate Sources - 0.4%
LONGi Green Energy Technology Co. Ltd. Class A	1,000	5,594

Engineering & Construction - 3.0%
China CAMC Engineering Co. Ltd. Class A	576	1,630
China Communications Construction Co. Ltd. Class A	1,200	2,358
China Gezhouba Group Co. Ltd. Class A	2,400	3,021
China National Chemical Engineering Co. Ltd. Class A	2,700	2,798
China Railway Construction Corp. Ltd. Class A	5,200	8,893
China Railway Group Ltd. Class A	7,400	9,532
Metallurgical Corp. of China Ltd. Class A	6,700	4,978
Power Construction Corp. of China Ltd. Class A	4,000	4,434
Shanghai Construction Group Co. Ltd. Class A	3,142	1,794
Shanghai International Airport Co. Ltd. Class A	500	3,455
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	2,182
		45,075

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Entertainment - 0.6%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	$4,432
Wanda Film Holding Co. Ltd. Class A(c) (d)	500	3,995
		8,427

Environmental Control - 0.7%
Beijing Capital Co. Ltd. Class A	2,600	2,051
Beijing Orient Landscape & Environment Co. Ltd. Class A	1,250	3,871
Beijing SPC Environment Protection Tech Co. Ltd. Class A	500	1,745
Tus-Sound Environmental Resources Co. Ltd. Class A	400	2,028
		9,695

Food – 3.0%
COFCO Tunhe Sugar Co. Ltd. Class A	1,100	1,343
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,000	8,259
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,200	4,882
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	14,826
Muyuan Foodstuff Co. Ltd. Class A	600	4,869
Shanghai Bailian Group Co. Ltd. Class A	900	1,864
Shenzhen Agricultural Products Co. Ltd. Class A	900	1,058
Yonghui Superstores Co. Ltd. Class A	4,400	6,823
		43,924

Healthcare-Products - 0.2%
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	440	1,255
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	450	1,354
		2,609

Healthcare-Services - 0.2%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,100	3,693

Holding Companies-Diversified - 0.6%
Avic Capital Co. Ltd. Class A	3,400	2,881
China Baoan Group Co. Ltd. Class A	1,215	1,349
Humanwell Healthcare Group Co. Ltd. Class A	700	1,917
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	2,573
		8,720

Home Furnishings - 2.4%
Hisense Electric Co. Ltd. Class A	700	1,614
Midea Group Co. Ltd. Class A	2,900	24,678
Qingdao Haier Co. Ltd. Class A	2,900	8,388
Sichuan Changhong Electric Co. Ltd. Class A	2,400	1,282
		35,962

Insurance - 5.5%
China Life Insurance Co. Ltd. Class A	1,300	6,077
China Pacific Insurance Group Co. Ltd. Class A	2,500	15,897
New China Life Insurance Co. Ltd. Class A	700	7,544
Ping An Insurance Group Co. of China Ltd. Class A	4,900	52,643
		82,161

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Internet - 0.1%
People.cn Co. Ltd. Class A	600	$998

Iron/Steel - 1.9%
Angang Steel Co. Ltd. Class A	2,700	2,632
Baoshan Iron & Steel Co. Ltd. Class A	8,824	11,704
Gansu Gangtai Holding Group Co. Ltd. Class A	700	1,269
Hesteel Co. Ltd. Class A	5,700	3,413
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	18,060	6,821
Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,000	2,284
		28,123

Leisure Time - 0.4%
China International Travel Service Corp. Ltd. Class A	1,000	6,661

Machinery-Construction & Mining - 0.7%
Sany Heavy Industry Co. Ltd. Class A	4,100	5,709
XCMG Construction Machinery Co. Ltd. Class A	3,800	2,701
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	2,333
		10,743

Machinery-Diversified - 0.3%
China Shipbuilding Industry Group Power Co. Ltd. Class A	600	2,285
Leo Group Co. Ltd. Class A	4,920	1,964
		4,249

Media - 0.8%
China Media Group Class A	1,100	1,691
China South Publishing & Media Group Co. Ltd. Class A	1,000	2,132
CITIC Guoan Information Industry Co. Ltd. Class A	2,000	2,945
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,100	1,370
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,400	3,581
		11,719

Metal Fabricate/Hardware - 0.2%
Jiangsu Shagang Co. Ltd. Class A(a) (c) (d)	800	1,980
Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,000	1,603
		3,583

Mining - 3.2%
Aluminum Corp. of China Ltd. Class A(a) (c) (d)	5,300	6,583
China Molybdenum Co. Ltd. Class A	3,200	3,380
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	3,808
Jiangxi Copper Co. Ltd. Class A	1,100	3,406
Jiangxi Ganfeng Lithium Co. Ltd. Class A	300	3,305
Jinduicheng Molybdenum Co. Ltd. Class A(a)	1,400	1,554
Shandong Gold Mining Co. Ltd. Class A	700	3,351
Shandong Nanshan Aluminum Co. Ltd. Class A	3,050	1,723
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,200	2,058
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	4,700	2,107
Western Mining Co. Ltd. Class A	1,100	1,385
Xiamen Tungsten Co. Ltd. Class A	600	2,371
Zhejiang Huayou Cobalt Co. Ltd. Class A(a)	300	3,695
Zhongjin Gold Corp. Ltd. Class A	1,888	2,866

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Mining - 3.2% (continued)
Zijin Mining Group Co. Ltd. Class A	7,500	$5,285
		46,877

Miscellaneous Manufacturer - 2.0%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	600	1,674
CRRC Corp. Ltd. Class A	10,900	20,265
Kangde Xin Composite Material Group Co. Ltd. Class A	1,199	4,086
O-film Tech Co. Ltd. Class A	1,250	3,951
		29,976

Oil & Gas - 1.4%
China Petroleum & Chemical Corp. Class A	13,100	12,328
PetroChina Co. Ltd. Class A	5,100	6,334
Wintime Energy Co. Ltd. Class A(c)(d)	5,000	2,579
		21,241

Oil & Gas Services - 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,300	2,172
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	500	1,007
		3,179

Packaging & Containers - 0.1%
Org Packaging Co. Ltd. Class A(a)	1,200	1,151

Pharmaceuticals - 5.1%
Beijing SL Pharmaceutical Co. Ltd. Class A	400	1,902
Beijing Tongrentang Co. Ltd. Class A	800	3,960
China National Accord Medicines Corp. Ltd. Class A	200	1,850
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	2,088
Dong-E-E-Jiao Co. Ltd. Class A	400	3,701
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A(c)(d)	600	2,961
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	700	1,655
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	1,200	1,269
Harbin Pharmaceutical Group Co. Ltd. Class A(c) (d)	1,270	1,133
Huadong Medicine Co. Ltd. Class A	400	3,309
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,284	13,598
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	650	2,245
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	7,895
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	6,832
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	640	1,501
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	3,469
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	600	1,433
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	2,676
Tasly Pharmaceutical Group Co. Ltd. Class A	600	3,277
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	864	3,036
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	2,911
Zhejiang NHU Co. Ltd. Class A	600	3,506
		76,207

Pipelines - 0.1%
Guanghui Energy Co. Ltd. Class A	2,700	2,097

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Real Estate - 7.0%
Beijing Capital Development Co. Ltd. Class A	1,200	$1,711
Beijing Urban Construction Investment & Development Co. Ltd. Class A	900	1,816
China Fortune Land Development Co. Ltd. Class A	1,100	5,301
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	9,495
China State Construction Engineering Corp. Ltd. Class A	14,300	19,802
China Vanke Co. Ltd. Class A	4,400	20,981
Financial Street Holdings Co. Ltd. Class A	1,600	2,729
Future Land Holdings Co. Ltd. Class A	1,000	4,498
Gemdale Corp. Class A	2,400	4,654
Oceanwide Holdings Co. Ltd. Class A	1,700	1,947
Poly Real Estate Group Co. Ltd. Class A	5,700	12,382
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,633
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	500	1,301
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	780	2,279
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	1,976
Suning Universal Co. Ltd. Class A	2,500	1,662
Tahoe Group Co. Ltd. Class A	500	1,537
Xinhu Zhongbao Co. Ltd. Class A(a)	3,200	2,564
Youngor Group Co. Ltd. Class A	1,400	1,971
Zhongtian Financial Group Co. Ltd. Class A(c) (d)	2,100	2,370
		103,609

Retail - 1.1%
China Grand Automotive Services Co. Ltd. Class A	2,700	3,324
Nanjing Xinjiekou Department Store Co. Ltd. Class A	400	2,320
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	3,714
Suning Commerce Group Co. Ltd. Class A	3,900	7,358
		16,716

Semiconductors - 0.5%
Sanan Optoelectronics Co. Ltd. Class A	1,920	7,484

Shipbuilding - 0.3%
China CSSC Holdings Ltd. Class A(a) (c) (d)	800	3,030
CSSC Offshore & Marine Engineering Group Co. Ltd. Class A(c) (d)	400	1,637
		4,667

Software - 2.1%
Beijing Shiji Information Technology Co. Ltd. Class A	600	2,456
Giant Network Group Co. Ltd. Class A	600	3,390
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,500	1,764
Hundsun Technologies, Inc. Class A	300	2,137
Iflytek Co. Ltd. Class A	500	4,540
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	1,200	1,818
NavInfo Co. Ltd. Class A	550	2,228
Neusoft Corp. Class A	600	1,350
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	400	930
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	600	1,892
Yonyou Network Technology Co. Ltd. Class A	700	2,273
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	5,672
		30,450

Telecommunications - 1.7%
Addsino Co. Ltd. Class A(c)(d)	1,400	2,328

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Telecommunications - 1.7% (continued)
China Spacesat Co. Ltd. Class A	600	$2,326
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	1,830
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	2,213
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,767
Guoxuan High-Tech Co. Ltd. Class A	390	1,333
Jiangsu Zhongtian Technology Co. Ltd. Class A	1,400	2,996
ZTE Corp. Class A(a)	1,800	10,047
		24,840

Toys/Games/Hobbies - 0.1%
Alpha Group Class A	700	1,536

Transportation - 1.6%
China High-Speed Railway Technology Co. Ltd. Class A	1,000	1,343
COSCO Shipping Development Co. Ltd. Class A(a)	4,000	2,094
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	3,949
Daqin Railway Co. Ltd. Class A	7,100	9,886
Guangshen Railway Co. Ltd. Class A	3,000	2,566
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	3,342
		23,180

Water - 0.1%
Guangdong Golden Dragon Development, Inc. Class A	500	1,303

Total Common Stocks (Cost $1,358,492)		1,499,900

Total Investments -101.0% (Cost $1,358,492)#		1,499,900
Liabilities, less cash and other assets - (1.0)%		(15,547)
Net Assets - 100.0%		$1,484,353

(a)	Non-income producing security.

(b)	Level 2 security fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2017, the value of this security amounted to $1,746 or 0.1% of net assets.

(c)	Level 3 securities fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2017, the value of these securities amounted to $43,185 or 2.9% of net assets.

(d)	Security deemed illiquid as of December 31, 2017.

#    Cost for federal income tax purposes as of December 31, 2017 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation (depreciation) on common stocks and open forward currency exchange contracts consists of:

Gross unrealized appreciation	$324,032
Gross unrealized depreciation	(207,837)
Net unrealized appreciation	$116,195

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

Summary of Investments by Sector^
Financials	28.5%
Industrials	16.5
Consumer Staples	10.7
Consumer Discretionary	10.3
Information Technology	8.8
Materials	8.3
Health Care	6.0
Real Estate	5.8
Utilities	3.5
Energy	2.5
Telecommunication Services	0.1
Liabilities, less cash and other assets	(1.0)
100.0%

^  As a percentage of net assets

Financial Derivative Instruments
Open Forward Currency Exchange Contracts

Currency	Buy Amount	Currency	(Sell) Amount	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	1,492,303	RMB	(9,732,459)	Brown Brothers Harriman & Co.	2/2/2018	$773
RMB	117,556	USD	(17,712)	Brown Brothers Harriman & Co.	1/3/2018	336
RMB	122,050	USD	(18,422)	Brown Brothers Harriman & Co.	1/3/2018	315
RMB	156,016	USD	(23,813)	Brown Brothers Harriman & Co.	1/3/2018	139
USD	17,767	RMB	(116,718)	Brown Brothers Harriman & Co.	1/3/2018	(152)
USD	19,444	RMB	(128,842)	Brown Brothers Harriman & Co.	1/3/2018	(336)
RMB	9,732,459	USD	(1,494,657)	Brown Brothers Harriman & Co.	1/3/2018	(516)
USD	1,491,406	RMB	(9,882,520)	Brown Brothers Harriman & Co.	1/3/2018	(25,772)
						$(25,213)

Currency Abbreviations:

RMB — Chinese Renminbi

USD — United States Dollar

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

	Shares	Market Value
Common Stocks - 99.7%
China - 99.7%
Advertising - 0.6%
Focus Media Information Technology Co. Ltd. Class A	4,300	$9,295

Aerospace/Defense - 0.6%
AECC Aero-Engine Control Co. Ltd. Class A	300	704
AECC Aviation Power Co. Ltd. Class A	700	2,892
AVIC Aircraft Co. Ltd. Class A	1,100	2,852
AVIC Helicopter Co. Ltd. Class A	300	2,143
Jihua Group Corp. Ltd. Class A	1,600	1,653
		10,244

Agriculture - 0.2%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,675
New Hope Liuhe Co. Ltd. Class A	2,100	2,402
		4,077

Airlines - 1.2%
Air China Ltd. Class H	2,000	2,426
China Eastern Airlines Corp. Ltd. Class H	6,000	4,352
China Southern Airlines Co. Ltd. Class H	6,000	6,194
Hainan Airlines Holding Co. Ltd. Class A	10,200	4,995
Spring Airlines Co. Ltd. Class A	200	1,144
		19,111

Auto Manufacturers - 2.2%
BYD Co. Ltd. Class H	1,000	8,712
China Avionics Systems Co. Ltd. Class A	500	1,051
Chongqing Changan Automobile Co. Ltd. Class A	2,200	4,256
Great Wall Motor Co. Ltd. Class H	1,500	1,717
SAIC Motor Corp. Ltd. Class A	3,100	15,248
Zhengzhou Yutong Bus Co. Ltd. Class A	1,300	4,804
		35,788

Auto Parts & Equipment - 1.2%
Fuyao Glass Industry Group Co. Ltd. Class A	1,400	6,233
Huayu Automotive Systems Co. Ltd. Class A	1,300	5,925
Wanxiang Qianchao Co. Ltd. Class A	1,320	2,057
Weichai Power Co. Ltd. Class H	5,000	5,475
		19,690

Banks - 17.1%
Agricultural Bank of China Ltd. Class H	42,000	19,557
Bank of Beijing Co. Ltd. Class A	14,256	15,648
Bank of China Ltd. Class H	26,000	12,772
Bank of Communications Co. Ltd. Class H	33,000	24,485
Bank of Guiyang Co. Ltd. Class A	700	1,436
Bank of Jiangsu Co. Ltd. Class A	6,100	6,883
Bank of Nanjing Co. Ltd. Class A	5,040	5,989
Bank of Ningbo Co. Ltd. Class A	2,470	6,753
Bank of Shanghai Co. Ltd. Class A	800	1,742

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Banks - 17.1% (continued)
China CITIC Bank Corp. Ltd. Class H	4,000	$2,507
China Construction Bank Corp. Class H	9,000	8,290
China Everbright Bank Co. Ltd. Class H	21,000	9,805
China Merchants Bank Co. Ltd. Class H	10,500	41,774
China Minsheng Banking Corp. Ltd. Class H	29,000	29,048
Huaxia Bank Co. Ltd. Class A	6,120	8,456
Industrial & Commercial Bank of China Ltd. Class H	23,000	18,507
Industrial Bank Co. Ltd. Class A	11,100	28,952
Ping An Bank Co. Ltd. Class A	7,600	15,518
Shanghai Pudong Development Bank Co. Ltd. Class A	10,725	20,730
		278,852

Beverages - 4.9%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	500	8,827
Kweichow Moutai Co. Ltd. Class A	400	42,832
Luzhou Laojiao Co. Ltd. Class A	700	7,093
Wuliangye Yibin Co. Ltd. Class A	1,800	22,074
		80,826

Biotechnology - 0.1%
Hualan Biological Engineering, Inc. Class A	480	1,981

Building Materials - 2.6%
Anhui Conch Cement Co. Ltd. Class A	1,900	8,555
BBMG Corp. Class H	6,000	2,725
Gree Electric Appliances, Inc. of Zhuhai Class A	4,300	28,848
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,200	2,822
		42,950

Chemicals - 1.6%
Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	900	4,854
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	1,000	852
Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,300	1,596
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A(b) (c)	2,500	1,808
Kingenta Ecological Engineering Group Co. Ltd. Class A(b) (c)	1,200	1,685
Qinghai Salt Lake Industry Co. Ltd. Class A	1,400	2,990
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,000	2,277
Wanhua Chemical Group Co. Ltd. Class A(b) (c)	1,200	6,990
Zhejiang Longsheng Group Co. Ltd. Class A	2,100	3,775
		26,827

Coal - 0.9%
China Coal Energy Co. Ltd. Class H	3,000	1,355
China Shenhua Energy Co. Ltd. Class H	2,000	5,181
Shaanxi Coal Industry Co. Ltd. Class A	3,000	3,758
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,600	2,491
Yanzhou Coal Mining Co. Ltd. Class H	2,000	2,338
		15,123

Commercial Services - 0.2%
Shanghai International Port Group Co. Ltd. Class A	3,300	3,369

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Computers - 1.7%
Aisino Corp. Class A	1,100	$3,638
BOE Technology Group Co. Ltd. Class A	21,000	18,667
DHC Software Co. Ltd. Class A	1,600	2,014
Leshi Internet Information & Technology Corp. Beijing Class A(b) (c)	1,800	1,103
Tsinghua Tongfang Co. Ltd. Class A	1,600	2,407
		27,829

Distribution/Wholesale - 0.5%
Liaoning Cheng Da Co. Ltd. Class A(a)	1,200	3,242
Wuchan Zhongda Group Co. Ltd. Class A	1,755	1,838
Xiamen C & D, Inc. Class A	1,700	2,902
		7,982

Diversified Financial Services - 8.4%
Anxin Trust Co. Ltd. Class A	1,980	3,976
Bohai Capital Holding Co. Ltd. Class A	1,800	1,592
Changjiang Securities Co. Ltd. Class A	3,100	3,745
China Merchants Securities Co. Ltd. Class H	3,600	5,582
CITIC Securities Co. Ltd. Class H	9,000	18,559
Dongxing Securities Co. Ltd. Class A	1,100	2,432
Everbright Securities Co. Ltd. Class H	3,400	4,241
First Capital Securities Co. Ltd. Class A	1,900	2,859
Founder Securities Co. Ltd. Class A(a)	3,900	4,125
GF Securities Co. Ltd. Class H	3,200	6,435
Guosen Securities Co. Ltd. Class A	2,400	3,998
Guotai Junan Securities Co. Ltd. Class H(a)	4,600	10,239
Guoyuan Securities Co. Ltd. Class A	1,500	2,533
Haitong Securities Co. Ltd. Class H	11,600	16,828
Huaan Securities Co. Ltd. Class A	1,100	1,228
Huatai Securities Co. Ltd. Class H	4,400	8,758
Industrial Securities Co. Ltd. Class A	5,190	5,801
Northeast Securities Co. Ltd. Class A	1,280	1,723
Orient Securities Co. Ltd. Class H	8,000	7,563
Pacific Securities Co. Ltd. Class A	6,870	3,818
SDIC Capital Co. Ltd. Class A	1,100	2,226
Sealand Securities Co. Ltd. Class A	2,100	1,580
Shanxi Securities Co. Ltd. Class A	1,500	2,123
Shenwan Hongyuan Group Co. Ltd. Class A	5,805	4,786
Sinolink Securities Co. Ltd. Class A	1,800	2,636
SooChow Securities Co. Ltd. Class A	2,300	3,432
Southwest Securities Co. Ltd. Class A	2,700	1,919
Western Securities Co. Ltd. Class A	1,700	3,215
		137,952

Electric - 2.6%
China National Nuclear Power Co. Ltd. Class A	4,700	5,303
China Yangtze Power Co. Ltd. Class A	6,300	15,079
Datang International Power Generation Co. Ltd. Class H(a)	6,000	1,773
GD Power Development Co. Ltd. Class A	11,300	5,413
Huaneng Power International, Inc. Class H	6,000	3,761
SDIC Power Holdings Co. Ltd. Class A	3,200	3,606
Shanghai Electric Power Co. Ltd. Class A	1,000	1,403
Sichuan Chuantou Energy Co. Ltd. Class A	2,100	3,282
Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,900	3,191
		42,811

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Electrical Components & Equipment - 0.8%
Chinese Universe Publishing & Media Co. Ltd. Class A	600	$1,560
TBEA Co. Ltd. Class A	3,700	5,629
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	3,340	5,674
		12,863

Electronics - 2.7%
Dongxu Optoelectronic Technology Co. Ltd. Class A	3,600	5,184
GoerTek, Inc. Class A	1,900	5,061
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,300	19,758
Han's Laser Technology Industry Group Co. Ltd. Class A	900	6,826
Luxshare Precision Industry Co. Ltd. Class A	1,125	4,048
Shenzhen Inovance Technology Co. Ltd. Class A	800	3,564
		44,441

Energy-Alternate Sources - 0.4%
LONGi Green Energy Technology Co. Ltd. Class A	1,200	6,713

Engineering & Construction - 2.3%
China Communications Construction Co. Ltd. Class H	2,000	2,272
China Gezhouba Group Co. Ltd. Class A	2,700	3,399
China National Chemical Engineering Co. Ltd. Class A	2,000	2,073
China Railway Construction Corp. Ltd. Class H	6,500	7,533
China Railway Group Ltd. Class H	8,000	5,915
Metallurgical Corp. of China Ltd. Class H	13,000	3,825
Power Construction Corp. of China Ltd. Class A	4,000	4,434
Shanghai Construction Group Co. Ltd. Class A	2,285	1,305
Shanghai International Airport Co. Ltd. Class A	800	5,528
Shanghai Tunnel Engineering Co. Ltd. Class A	1,500	1,925
		38,209

Entertainment - 1.1%
Beijing Enlight Media Co. Ltd. Class A	800	1,283
China Film Co. Ltd. Class A	600	1,418
Huayi Brothers Media Corp. Class A	1,798	2,410
Perfect World Co. Ltd. Class A	400	2,055
Shenzhen Overseas Chinese Town Co. Ltd. Class A	4,000	5,214
Songcheng Performance Development Co. Ltd. Class A	500	1,432
Wanda Film Holding Co. Ltd. Class A(b) (c)	500	3,995
		17,807

Environmental Control - 0.7%
Beijing Capital Co. Ltd. Class A	1,600	1,262
Beijing Orient Landscape & Environment Co. Ltd. Class A	1,100	3,406
Beijing Originwater Technology Co. Ltd. Class A	1,479	3,944
Tus-Sound Environmental Resources Co. Ltd. Class A	500	2,535
		11,147

Food - 2.5%
Henan Shuanghui Investment & Development Co. Ltd. Class A	900	3,661
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,400	26,686
Muyuan Foodstuff Co. Ltd. Class A	300	2,435
Shanghai Bailian Group Co. Ltd. Class A	700	1,450

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Food - 2.5% (continued)
Yonghui Superstores Co. Ltd. Class A	4,000	$6,202
		40,434

Healthcare-Products - 0.2%
Lepu Medical Technology Beijing Co. Ltd. Class A	900	3,338

Healthcare-Services - 0.4%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,200	4,029
Shanghai RAAS Blood Products Co. Ltd. Class A	1,080	3,291
		7,320

Holding Companies-Diversified - 0.4%
Avic Capital Co. Ltd. Class A	4,800	4,068
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	2,307
		6,375

Home Furnishings - 3.3%
Hangzhou Robam Appliances Co. Ltd. Class A	500	3,692
Midea Group Co. Ltd. Class A	4,050	34,464
Qingdao Haier Co. Ltd. Class A	2,900	8,388
Suofeiya Home Collection Co. Ltd. Class A	500	2,825
TCL Corp. Class A	7,000	4,191
		53,560

Insurance - 9.0%
China Life Insurance Co. Ltd. Class H	2,000	6,281
China Pacific Insurance Group Co. Ltd. Class H	3,800	18,254
New China Life Insurance Co. Ltd. Class H	1,200	8,197
Ping An Insurance Group Co. of China Ltd. Class H	11,000	114,474
		147,206

Internet - 0.9%
East Money Information Co. Ltd. Class A	2,760	5,487
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	1,535
Searainbow Holding Corp. Class A(a)	700	4,638
Wangsu Science & Technology Co. Ltd. Class A	1,498	2,447
		14,107

Iron/Steel - 1.3%
Angang Steel Co. Ltd. Class A	1,600	1,560
Baoshan Iron & Steel Co. Ltd. Class A	8,728	11,577
Beijing Shougang Co. Ltd. Class A(a)	1,600	1,469
Hesteel Co. Ltd. Class A	4,000	2,395
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	13,020	4,917
		21,918

Leisure Time - 0.3%
China International Travel Service Corp. Ltd. Class A	800	5,329

Machinery-Construction & Mining - 0.7%
Sany Heavy Industry Co. Ltd. Class A	3,600	5,013

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Machinery-Construction & Mining - 0.7% (continued)
XCMG Construction Machinery Co. Ltd. Class A	4,200	$2,985
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	6,600	2,829
		10,827

Machinery-Diversified - 0.8%
China Shipbuilding Industry Group Power Co. Ltd. Class A	800	3,047
CITIC Heavy Industries Co. Ltd. Class A(a)	1,100	696
NARI Technology Co. Ltd. Class A	1,500	4,210
Shanghai Electric Group Co. Ltd. Class H(a)	6,000	2,471
Siasun Robot & Automation Co. Ltd. Class A(a)	660	1,907
		12,331

Media - 0.5%
CITIC Guoan Information Industry Co. Ltd. Class A	2,750	4,049
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	780	980
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,200	3,069
		8,098

Mining - 3.0%
Aluminum Corp. of China Ltd. Class H(a)	12,000	8,581
China Molybdenum Co. Ltd. Class H	3,000	1,926
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,000	4,480
Jiangxi Copper Co. Ltd. Class H	2,000	3,173
Jiangxi Ganfeng Lithium Co. Ltd. Class A	500	5,508
Jinduicheng Molybdenum Co. Ltd. Class A(a)	800	888
Shandong Gold Mining Co. Ltd. Class A	700	3,351
Shandong Nanshan Aluminum Co. Ltd. Class A	4,900	2,769
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,300	2,229
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	6,400	2,869
Xiamen Tungsten Co. Ltd. Class A	400	1,581
Zhejiang Huayou Cobalt Co. Ltd. Class A(a)	300	3,695
Zhongjin Gold Corp. Ltd. Class A	1,534	2,329
Zijin Mining Group Co. Ltd. Class H	16,000	6,038
		49,417

Miscellaneous Manufacturer - 1.8%
CRRC Corp. Ltd. Class H	14,000	14,972
Kangde Xin Composite Material Group Co. Ltd. Class A	1,898	6,469
O-film Tech Co. Ltd. Class A	2,000	6,322
Suzhou Victory Precision Manufacture Co. Ltd. Class A	1,700	1,522
		29,285

Oil & Gas - 1.1%
China Petroleum & Chemical Corp. Class H	12,000	8,796
PetroChina Co. Ltd. Class H	10,000	6,972
Wintime Energy Co. Ltd. Class A(b) (c)	3,300	1,702
		17,470

Oil & Gas Services - 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,100	1,983
Sinopec Oilfield Service Corp. Class H(a)	4,000	665
		2,648

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Pharmaceuticals - 4.4%
Aurora Optoelectronics Co. Ltd. Class A(a) (b) (c)	800	$2,137
Beijing Tongrentang Co. Ltd. Class A	700	3,465
Chongqing Zhifei Biological Products Co. Ltd. Class A	400	1,724
Dong-E-E-Jiao Co. Ltd. Class A	500	4,626
Huadong Medicine Co. Ltd. Class A	400	3,309
Jiangsu Bicon Pharmaceutical Listed Co. Class A	500	2,047
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,640	17,367
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	910	3,143
Kangmei Pharmaceutical Co. Ltd. Class A	2,900	9,955
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,000	6,416
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	400	2,775
Tasly Pharmaceutical Group Co. Ltd. Class A	700	3,824
Yunnan Baiyao Group Co. Ltd. Class A	500	7,813
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	2,911
		71,512

Real Estate - 6.2%
Beijing Capital Development Co. Ltd. Class A	1,100	1,569
China Fortune Land Development Co. Ltd. Class A	1,300	6,265
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,302	6,912
China State Construction Engineering Corp. Ltd. Class A	13,300	18,417
China Vanke Co. Ltd. Class H	5,600	22,351
Financial Street Holdings Co. Ltd. Class A	1,500	2,558
Future Land Holdings Co. Ltd. Class A	900	4,048
Gemdale Corp. Class A	2,200	4,266
Greenland Holdings Corp. Ltd. Class A	2,400	2,690
Poly Real Estate Group Co. Ltd. Class A	6,300	13,686
RiseSun Real Estate Development Co. Ltd. Class A	1,900	2,780
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	720	2,103
Shanghai SMI Holding Co. Ltd. Class A(a)	1,096	1,481
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	700	1,537
Xinhu Zhongbao Co. Ltd. Class A(a)	3,400	2,725
Yango Group Co. Ltd. Class A	1,600	1,933
Youngor Group Co. Ltd. Class A	2,240	3,153
Zhongtian Financial Group Co. Ltd. Class A(b) (c)	2,700	3,046
		101,520

Retail - 0.9%
China Grand Automotive Services Co. Ltd. Class A	2,080	2,561
Nanjing Xinjiekou Department Store Co. Ltd. Class A	400	2,320
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,200	3,247
Suning Commerce Group Co. Ltd. Class A	3,300	6,226
		14,354

Semiconductors - 0.5%
Sanan Optoelectronics Co. Ltd. Class A	2,160	8,419

Shipbuilding - 0.7%
China CSSC Holdings Ltd. Class A(a) (b) (c)	700	2,651
China Shipbuilding Industry Co. Ltd. Class A(a)	8,800	8,147
		10,798

Software - 1.6%
Beijing Shiji Information Technology Co. Ltd. Class A	300	1,228

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

	Shares	Market Value
Software - 1.6% (continued)
Giant Network Group Co. Ltd. Class A	500	$2,825
Hundsun Technologies, Inc. Class A	500	3,562
Iflytek Co. Ltd. Class A	900	8,171
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	900	1,364
Ourpalm Co. Ltd. Class A	1,900	1,622
Yonyou Network Technology Co. Ltd. Class A	900	2,922
Zhejiang Dahua Technology Co. Ltd. Class A	1,450	5,140
		26,834

Telecommunications - 2.8%
Beijing Xinwei Technology Group Co. Ltd. Class A(b) (c)	1,100	1,971
China Spacesat Co. Ltd. Class A	600	2,326
China United Network Communications Ltd. Class A(a)	8,100	7,872
Dr Peng Telecom & Media Group Co. Ltd. Class A	1,100	2,876
Fiberhome Telecommunication Technologies Co. Ltd. Class A	600	2,655
Guangzhou Haige Communications Group, Inc. Co. Class A	1,700	2,503
Guoxuan High-Tech Co. Ltd. Class A	650	2,221
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,100	4,494
Shenzhen Sunway Communication Co. Ltd. Class A	700	5,448
ZTE Corp. Class H(a)	3,400	12,766
		45,132

Toys/Games/Hobbies - 0.1%
Alpha Group Class A	500	1,097

Transportation - 1.5%
China High-Speed Railway Technology Co. Ltd. Class A	1,700	2,284
China Merchants Energy Shipping Co. Ltd. Class A	2,100	1,415
COSCO Shipping Development Co. Ltd. Class H(a)	8,000	1,638
COSCO Shipping Holdings Co. Ltd. Class H(a)	7,000	3,609
Daqin Railway Co. Ltd. Class A	5,700	7,937
Guangshen Railway Co. Ltd. Class H	4,000	2,686
Ningbo Zhoushan Port Co. Ltd. Class A	3,700	3,016
SF Holding Co. Ltd. Class A	200	1,547
		24,132

Total Common Stocks (Cost $1,447,540)		1,629,348

Total Investments -99.7% (Cost $1,447,540)#		1,629,348
Other assets in excess of liabilities - 0.3%		5,549
Net Assets - 100.0%		$1,634,897

(a)	Non-income producing security.
(b)	Level 3 securities fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2017, the value of these securities amounted to $27,088 or 1.7% of net assets.
(c)	Security deemed illiquid as of December 31, 2017.

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2017

#    Cost for federal income tax purposes as of December 31, 2017 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$324,043
Gross unrealized depreciation	(142,235)
Net unrealized appreciation	$181,808

Summary of Investments by Sector^
Financials	35.0%
Industrials	13.8
Consumer Discretionary	10.7
Information Technology	9.3
Consumer Staples	7.7
Materials	7.1
Health Care	5.5
Real Estate	5.0
Utilities	2.7
Energy	2.2
Telecommunication Services	0.7
Other assets in excess of liabilities	0.3
100.0%

^   As a percentage of net assets

CSOP ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

December 31, 2017

1.	Organization

CSOP ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of three investment portfolios: the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). Each Fund is classified as ‘‘diversified,’’ and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index, the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index and the CSOP China CSI 300 A-H Dynamic ETF tracks the performance of the CSI 300 Smart Index (each an ‘‘Index’’ and collectively, the ‘‘Indices’’).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

2.	Summary of Significant Accounting Policies

a.	Basis of Presentation

The accompanying schedules of investments were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b.	Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (‘‘Procedures’’) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and exchange-traded funds (“ETFs”) that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable Net Asset Value (NAV). Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00 PM Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as ‘‘tracking error.’’

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the ‘‘1933 Act’’)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the valuations as of December 31, 2017, for the Funds based upon the three levels defined above:

CSOP FTSE China A50 ETF

At December 31, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$7,146,741	$7,146,741	$-	$-
Total Investments, at value	$7,146,741	$7,146,741	$-	$-

CSOP MSCI China A International Hedged ETF

At December 31, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$1,499,900	$1,454,969	$1,746	$43,185
Total Investments, at value	$1,499,900	$1,454,969	$1,746	$43,185

Other Financial Instruments
Forward Foreign Currency Contracts	$(25,213)	$-	$(25,213)	$-
Total Other Financial Instruments	$(25,213)	$-	$(25,213)	$-

CSOP China CSI 300 A-H Dynamic ETF

At December 31, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$1,629,348	$1,602,260	$-	$27,088
Total Investments, at value	$1,629,348	$1,602,260	$-	$27,088

Please refer to the Schedules of Investments to view equity securities segregated by industry type. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For the period ended December 31, 2017, there were following transfers:

CSOP MSCI China A International Hedged ETF

• Seven securities transferred from Level 1 to Level 3, with a market value of $22,457.

• Three securities transferred from, Level 2 to Level 3, with a market value of $5,800.

• Two securities transferred from Level 3 to Level 1, with a market value of $4,139.

CSOP China CSI 300 A-H Dynamic ETF

• Four securities transferred from Level 1 to Level 3, with a market value of $12,186.

• One security transferred from Level 2 to Level 3, with a market value of $2,650.

• Six securities transferred from Level 3 to Level 1, with a market value of $18,970.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2017, through December 31, 2017. Transfers into or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

CSOP FTSE China A50 ETF	Common Stocks

Balance as of September 30, 2017	$83,354
Total realized gain (loss)	(35,902)
Change in unrealized appreciation (depreciation)	33,614
Purchases	-
(Sales)	(81,066)
Transfer In	-
Transfer Out	-
Balance as of December 31, 2017	$-
Change in unrealized appreciation (depreciation) from investments held as of December 31, 2017	$33,614

CSOP MSCI China A International Hedged ETF	Common Stocks

Balance as of September 30, 2017	$34,069
Total realized gain (loss)	(10,812)
Change in unrealized appreciation (depreciation)	11,698
Purchases	-
(Sales)	(15,888)
Transfer In	28,257
Transfer Out	(4,139)
Balance as of December 31, 2017	$43,185
Change in unrealized appreciation (depreciation) from investments held as of December 31, 2017	$11,698

CSOP China CSI 300 A-H Dynamic ETF	Common Stocks

Balance as of September 30, 2017	$37,225
Total realized gain (loss)	(2,140)
Change in unrealized appreciation (depreciation)	2,218
Purchases	-
(Sales)	(6,081)
Transfer In	14,836
Transfer Out	(18,970)
Balance as of December 31, 2017	$27,088
Change in unrealized appreciation (depreciation) from investments held as of December 31, 2017	$2,218

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 securities are outlined in the tables below:

CSOP MSCI China A International Hedged ETF

	Fair Value at December 31, 2017	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$43,185	Market Approach	Adjustments to prior	Low – 0%
			transactions	(9/30/2017)
				High – 0%
				(12/31/2017)

CSOP China CSI 300 A-H Dynamic ETF

	Fair Value at December 31, 2017	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$27,088	Market Approach	Adjustments to prior	Low – 0%
			transactions	(9/30/2017)
				High – 0%
				(12/31/2017)

A change to the unobservable inputs of the Funds’ Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Adjustments to prior transactions	Increase	Decrease

c.	Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

d.	Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

e.	Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.

3.	Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest rate fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investing in Issuers listed on the ChiNext Board

The issuers listed on the ChiNext Board generally are companies in the early stages of development pursuing ventures in the scientific development, innovation and media industries. As a result, these issuers generally have limited operating histories, less mature business models, and limited risk management capacity. These traits cause ChiNext-listed issuers to be vulnerable to market risks and market volatility, both of which may adversely affect the performance of an issuer and thus, the Funds’ investment in such issuer.

Risk of Investments in A-Shares

The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (‘‘RQFII’’) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.

The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to ‘‘fair value’’ a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.

Risk of Investment and Repatriation Restrictions

Investments by the Funds in the People’s Republic of China (‘‘China’’ or the ‘‘PRC’’) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that the PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds may invest in China A-Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchase on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Fund to invest in securities obtained via the program.

Authorized Participant Concentration Risk

Only an Authorized Participant (as defined in the “Purchase and Sale of Fund Shares” section of the Prospectus) may engage in creation or redemption transactions directly with the Funds. The Funds have arrangements with a limited number of institutions that serve as Authorized Participants. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences.

Costs of Buying or Selling Fund Shares

Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Fund returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.

Custody Risk

Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.

Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.

Derivatives Risk

The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Equity Securities Risk

An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value, and their values may go up or down significantly and without warning.

Financial Sector Risk

The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater Chinese governmental involvement in the financial sector poses additional risks for investors, including the risk of appropriation or seizure by the Chinese government and the risk of abrupt changes in government policy or regulation.

Hong Kong Political Risk

Although China has expressed its commitment to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (i.e., is ‘‘pegged’’ to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue. Because the CSOP China CSI 300 A-H Dynamic ETF’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.

Index Tracking Error Risk

As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to legal restrictions or limitations imposed by the Chinese government or a lack of liquidity on stock exchanges in which such securities trade.

International Closed Market Trading Risk

Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Large-Capitalization Securities Risk

The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.

Mid-Capitalization Securities Risk

The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Non-U.S. Currency Risk

The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (‘‘RMB’’) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.

Non-U.S. Securities Risk

Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Passive Investment Risk

The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

Risk of Cash Transactions

Unlike some ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transact in-kind.

Secondary Market Trading Risk

Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Shares of the Fund May Trade at Prices Other than NAV

Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.

Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

4.	Subsequent Events

In preparing the Schedules of Investments, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, which would require disclosure in the Funds’ financial statements through this date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
CSOP ETF TRUST

/s/ Ding Chen
By (Signature and Title)*

Ding Chen
President – Principal Executive Officer

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ding Chen
Ding Chen
President – Principal Executive Officer

Date: February 28, 2018

By (Signature and Title)*

/s/ Monique Labbe
Monique Labbe
Treasurer – Principal Financial Officer

Date: February 28, 2018

* Print name and title of each signing officer under his or her signature.